OTHER NON-OPERATING GAIN / (LOSS)- Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Other Non-Operating Gain (Loss)
Gain from fair value adjustment of Shop-up	$ 21
Payable write-off	$ 3